Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 1,315	$ (3,190)	$ 7,339
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,315)	3,190	(7,339)
Impairment loss reversal of impairment loss recognised in profit or loss net	(1,321)	3,573	(7,853)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,163)	3,414	(7,342)
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,163	(3,414)	7,342
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1)	1	(12)
Impairment loss (reversal of impairment loss) recognised in profit or loss	1	(1)	12
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(151)	(225)	15
Impairment loss (reversal of impairment loss) recognised in profit or loss	151	225	(15)
Investments accounted for using equity method [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(6)	383	(514)
Losses [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(1,640)	(654)	(15,692)
Impairment loss recognised in profit or loss, investment property	1,640	654	15,692
Reversals [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(319)	(4,227)	(7,839)
Impairment loss recognised in profit or loss, investment property	$ 319	$ 4,227	$ 7,839